Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 30, 2011
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary - Henderson Global Technology Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Technology Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of technology-related companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions-Class A
Shares" and "Sales Charge Waivers-Class A Shares" on pages 41-42 of the
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 63 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of technology-related companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Technology-related companies are defined as those companies that the managers believe will benefit significantly from advances or improvements in technology. Technology-related companies include those that are principally engaged in producing, developing, selling, using or distributing technology products, processes or services. Industries likely to be represented in the Fund's portfolio include, but are not limited to, computers and peripheral products, computer software, electronic systems and components,
e-commerce, telecommunications, media, cable and information services, pharmaceuticals, medical devices, biotechnology, Internet and clean energy technology. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund has no limits and no specific policy on the geographic asset distribution of its investments, and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. The Fund currently invests in U.S. and non-U.S.
issuers and may invest in companies domiciled in any country that the managers believe to be appropriate to the Fund's objective.

Although the Fund does not have a specific policy regarding investments in companies of a particular size, the managers, in an attempt to reduce portfolio risks, will invest generally in companies that have a more proven track record.
The managers evaluate companies and their potential investment returns based on theme, sector and stock specific characteristics that are driven by bottom-up factors rather than on geographic regions. Country and regional allocation results from stock selection and is secondary to the process.

The Fund generally sells a stock when in the managers' opinion there is a deterioration in the company's fundamentals, there is a detrimental change in the competitive environment or the stock achieves its target price. The Fund may also sell a stock if the managers believe that negative country or regional factors may affect the company's outlook, in the managers' opinion, a superior investment opportunity arises or to meet cash requirements. The managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the managers believe the securities continue to offer prospects of long-term growth. Some of the Fund's investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may also invest a substantial amount of its assets (i.e., more than 25%
of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts, or to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell other types of futures or forward contracts; options on futures contracts;
exchange-traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. There is no stated limit on the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest in smaller and less seasoned companies. However, in an attempt to reduce portfolio risks, the managers will invest across countries, industry groups and/or securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

o  Technology-Related Companies Risk. The risk that the Fund may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

o  Market and Equity Securities Risk. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise.
   Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. Because the Fund's portfolio primarily consists of common stocks,
   It is expected that the Fund's NAV will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities.

o  Smaller and Less Seasoned Companies Risk. The risk that the Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

o  Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

o  Frequent Trading Risk. The Fund's portfolio turnover rate may be 100% or more.
   The risk that frequent buying and selling of investments involve higher trading costs and other expenses may affect the Fund's performance over time.
   High rates of portfolio turnover may result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

o  Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

o  Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.
   These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

o  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the manager's ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore will magnify or otherwise increase any investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the manager's potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follows are for the Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866.3HENDERSON (or 866.343.6337)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return (%) per calender year
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the nine-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 28.09% and (27.27)% for the quarters ended June
30, 2003 and September 30, 2002, respectively. The year-to-date return through
September 30, 2011 was (11.78)%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010 (including maximum sales charges)
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return through September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.27%)
Henderson Global Technology Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Henderson Global Technology Fund | MSCI AC World IT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World IT Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Henderson Global Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shares Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,319
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	724
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,037
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,372
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,319
Annual Return 2002	rr_AnnualReturn2002	(37.33%)
Annual Return 2003	rr_AnnualReturn2003	62.43%
Annual Return 2004	rr_AnnualReturn2004	13.84%
Annual Return 2005	rr_AnnualReturn2005	7.75%
Annual Return 2006	rr_AnnualReturn2006	10.36%
Annual Return 2007	rr_AnnualReturn2007	22.92%
Annual Return 2008	rr_AnnualReturn2008	(43.30%)
Annual Return 2009	rr_AnnualReturn2009	66.74%
Annual Return 2010	rr_AnnualReturn2010	22.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Henderson Global Technology Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Henderson Global Technology Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Henderson Global Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Shares Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,019
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Henderson Global Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Shares Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	719
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,640
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,640
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Henderson Global Technology Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shares Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,573
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	714
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,573
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009

[1]	The CDSC payable upon redemption of Class B shares (a) declines over time.
[2]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
[3]	The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.